GOODWILL - Cash Generating Units with Allocated Goodwill (Details) - Banco de Bogota S.A. over Megabanco	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	13.00%
Growth rate after five years	3.30%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.00%	9.40%
Borrowing rate	3.70%	3.50%
Growth in income from commissions	13.00%	9.90%
Growth in expenses	0.10%	3.70%
Inflation	3.20%	2.90%
Discount rate after taxes	13.00%	14.00%
Growth rate after five years	3.30%	3.10%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	9.40%	10.00%
Borrowing rate	3.70%	3.80%
Growth in income from commissions	7.80%	7.50%
Growth in expenses	5.30%	3.90%
Inflation	2.70%	3.10%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.00%	10.10%
Borrowing rate	4.10%	3.90%
Growth in income from commissions	7.80%	8.00%
Growth in expenses	5.70%	3.10%
Inflation	3.50%	2.70%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.30%	10.30%
Borrowing rate	4.40%	4.20%
Growth in income from commissions	8.40%	7.90%
Growth in expenses	5.20%	3.50%
Inflation	3.30%	3.50%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.40%	10.50%
Borrowing rate	4.30%	4.30%
Growth in income from commissions	8.60%	8.30%
Growth in expenses	4.90%	3.60%
Inflation	3.30%	3.30%